Accounts Receivable (Details Textual)	Jun. 30, 2014	Dec. 31, 2013
Casino 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	47.00%	41.00%
Casino 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	20.00%	33.00%
Casino 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	19.00%	12.00%
Casino 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables		9.00%
Gaming Promoter [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Percentage Of Total Receivables	14.00%	5.00%